Other Receivables and Prepayments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Receivables and Prepayments [Abstract]
Schedule of Other Receivables and Prepayments

Other receivables and prepayments as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Prepaid insurance	46,922	17,794
Prepaid service fee	55,052	50,538
Rental deposits	74,208	4,206
Other receivables	8,754	4,545
Others	22,358	8,233
	$207,294	$85,316

Other receivables and prepayments as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023
Prepaid research and development expenses	$—	$185,633
Prepaid insurance	17,794	33,815
Prepaid service fee	50,538	46,303
Rental deposits	4,206	102,109
Prepaid rental expenses	—	15,683
Other receivables	4,545	22,275
Other deposits	8,233	16,253
	$85,316	$422,071